PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 22, 2004 to the

Prospectus for Class A, B and C Shares of the PIMCO Bond Funds Dated October 1, 2004

Disclosure Relating to the Short-Term Fund

Effective January 1, 2005, Pacific Investment Management Company LLC (“PIMCO”) has agreed to waive a portion of the administrative fee for the Short-Term Fund from the current rate of 0.35% to a rate of 0.30% of the Fund’s average daily net assets. Also effective January 1, 2005, PA Distributors LLC (the “Distributor”) has agreed to waive a portion of the distribution and/or service (12b-1) fee for the Class A, B and C shares of the Fund from the current rate of 0.25%, 1.00%, and 0.55% to a rate of 0.20%, 0.95% and 0.50% of average daily net assets for the Class A, B and C shares, respectively. Accordingly, the Fund’s Annual Fund Operating Expense table on page 29 is replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.25%	0.25%	0.35%	0.85%	(0.10)%	0.75%
Class B	0.25	1.00	0.35	1.60	(0.10)	1.50
Class C	0.25	0.55	0.35	1.15	(0.10)	1.05

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.35%.
(3)	PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 3/31/06) to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service/12b-1 Fees, respectively, for the Class A, B and C shares of the Fund.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$622	$777	$944	$1,429	$622	$777	$944	$1,429
Class B	$653	$774	$1,018	$1,492	$153	$474	$818	$1,492
Class C	$207	$334	$579	$1,283	$107	$334	$579	$1,283

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 22, 2004 to the

Prospectus for Class A, B and C Shares of the PIMCO Municipal Bond Funds Dated October 1, 2004

Disclosure Relating to the Short Duration Municipal Income Fund

Effective January 1, 2005, Pacific Investment Management Company LLC (“PIMCO”) has agreed to waive a portion of the administrative fee for the Short Duration Municipal Income Fund from the current rate of 0.35% to a rate of 0.30% of the Fund’s average daily net assets. Also effective January 1, 2005, PA Distributors LLC (the “Distributor”) has agreed to waive a portion of the distribution and/or service (12b-1) fee for Class A and C shares of the Fund from the current rate of 0.25% and 0.55% to a rate of 0.20% and 0.50% of average daily net assets for the Class A and C shares, respectively. Accordingly, the Fund’s Annual Fund Operating Expense table on page 13 is replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service(12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.20%	0.25%	0.35%	0.80%	(0.10)%	0.70%
Class C	0.20	0.55	0.35	1.10	(0.10)	1.00

(1)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.35%.
(3)	PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 3/31/06) to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service/12b-1 Fees, respectively, for the Class A and C shares of the Fund.

Examples. The Examples are intended to help you compare the cost of investing in Classes A or C of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$618	$762	$918	$1,373	$618	$762	$918	$1,373
Class C	$202	$318	$552	$1,225	$102	$318	$552	$1,225

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 22, 2004 to the

Prospectus for Class D Shares of the PIMCO Municipal Bond Funds Dated October 1, 2004

Disclosure Relating to the Short Duration Municipal Income Fund

Effective January 1, 2005, Pacific Investment Management Company LLC (“PIMCO”) has agreed to waive a portion of the administrative fee for the Short Duration Municipal Income Fund from the current rate of 0.35% to a rate of 0.25% of the Fund’s average daily net assets. Accordingly, the Fund’s Annual Operating Expense table on page 13 of the prospectus is revised to read as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class D	0.20%	0.25%	0.35%	0.80%	(0.10)%	0.70%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.35% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
(3)	PIMCO has contractually agreed for the Fund’s current and next fiscal year (ending 3/31/06) to waive 0.10% of the Fund’s administrative fee for the Class D shares of the Fund.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class D	$72	$224	$390	$871	$72	$224	$390	$871

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated December 22, 2004 to the

Prospectus for Class R Shares Dated October 1, 2004

Disclosure Relating to the Short-Term Fund

Effective January 1, 2005, Pacific Investment Management Company LLC (“PIMCO”) has agreed to waive a portion of the administrative fee for the Short-Term Fund from the current rate of 0.35% to a rate of 0.30% of the Fund’s average daily net assets. Also effective January 1, 2005, PA Distributors LLC (the “Distributor”) has agreed to waive a portion of the distribution and/or service (12b-1) fee for Class R shares of the Fund from the current rate of 0.50% to a rate of 0.45% of the Fund’s average daily net assets attributable to Class R shares. Accordingly, the Fund’s Annual Fund Operating Expense table on page 13 is replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class R	0.25%	0.50%	0.35%	1.10%	(0.10)%	1.00%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.35%.
(3)	PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 3/31/06) to waive 0.05% of the Fund’s administrative and Distribution and/or Service/12b-1 Fees, respectively, for the Class R shares of the Fund.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class R	$102	$318	$552	$1,225	$102	$318	$552	$1,225